Shareholders' equity - Additional Information (Detail)		3 Months Ended		6 Months Ended
	Jan. 22, 2024 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 € / shares shares	Jan. 22, 2024 $ / shares
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs					€ 173,440,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Gross Proceeds From Initial Public Offer	€ 185,000,000
Payments for share issue costs	€ 11,600,000
Public Offering [Member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares | shares	18,313,750
Sale Of Stock Issue Price Per Share | (per share)	€ 10.1						$ 11
Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs					183,000
Issued capital [Member] | Public Offering [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 183,000
Share premium [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs					173,257,000
Share premium [Member] | Public Offering [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 173,200,000
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares		121,559,507		121,559,507		121,550,169
Par value per share | € / shares		€ 0.01		€ 0.01		€ 0.01
Ordinary Shares [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 100	€ 1,000	€ 100	1,000
Ordinary Shares [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 8,600	€ 1,000,000	€ 8,600	€ 1,000,000